                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21132
                                                      ---------

                              Investment Portfolio
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2003
PORTFOLIO OF INVESTMENTS

MORTGAGE PASS-THROUGHS -- 12.8%

                                                       PRINCIPAL
                                                       AMOUNT
SECURITY                                               (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
FHLMC, 8.00%, 1/17/09                                  $         1,743   $   1,841,033
FHLMC, 8.00%, 6/17/25                                            5,519       5,900,951
FHLMC, 9.25%, 2/1/17                                               999       1,088,601
GNMA, 11.00%, 3/15/16                                              332         389,636
--------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST, $9,357,445)                                         $   9,220,221
--------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 27.7%

                                                       PRINCIPAL
                                                       AMOUNT
SECURITY                                               (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
U.S. Treasury Bill, 1.015%, 2/5/04                     $        20,000   $  19,980,264
--------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $19,980,264)                                        $  19,980,264
--------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 59.1%

                                                       PRINCIPAL
                                                       AMOUNT
SECURITY                                               (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
Brahms Funding Corp., 1.17%, 1/12/04                   $         3,500   $   3,498,749
Five Finance Corp., 1.10%, 1/22/04                               3,000       2,998,075
Holland Ltd., 1.15%, 1/5/04                                      3,500       3,499,553
Jefferson Smurfit, 1.12%, 1/13/04                                3,500       3,498,693
Maxmillian Capital, 1.13%, 1/21/04                               3,500       3,497,803
Paradigm Funding LLC, 1.09%, 1/12/04                             3,500       3,498,834
Polonius, Inc., 1.09%, 1/16/04                                   3,500       3,498,410
Prudential PLC, 1.07%, 1/30/04                                   1,500       1,498,707
San Jose, CA, International Airport, 1.12%, 1/9/04               3,200       3,199,204
Southern Co., 1.09%, 1/5/04                                      3,500       3,499,576
Starbird, 1.10%, 1/15/04                                         3,500       3,498,503
Tasman Funding, Inc., 1.10%, 1/14/04                             3,500       3,498,610
Victory Receivables, 1.10%, 1/7/04                               3,500       3,499,358
--------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $42,684,075)                                      $  42,684,075
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.6%
   (IDENTIFIED COST $72,021,784)                                         $  71,884,560
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.4%                                   $     272,590
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                     $  72,157,150
--------------------------------------------------------------------------------------

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)
GNMA - Government National Mortgage Association (Ginnie Mae)

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
Investments, at value
   (identified cost, $72,021,784)                                         $  71,884,560
Cash                                                                            163,591
Receivable for investments sold                                                  56,364
Interest receivable                                                              67,290
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $  72,171,805
---------------------------------------------------------------------------------------

LIABILITIES
Payable to affiliate for Trustees' fees                                   $       1,894
Accrued expenses                                                                 12,761
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $      14,655
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                 $  72,157,150
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                   $  72,294,374
Net unrealized depreciation (computed on the basis of identified cost)         (137,224)
---------------------------------------------------------------------------------------
TOTAL                                                                     $  72,157,150
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME
Interest                                                                  $   1,102,022
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   $   1,102,022
---------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                    $     363,794
Trustees' fees and expenses                                                       4,388
Custodian fee                                                                    46,016
Legal and accounting services                                                    15,489
Miscellaneous                                                                       503
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            $     430,190
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     $     671,832
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                        $     (26,460)
---------------------------------------------------------------------------------------
NET REALIZED LOSS                                                         $     (26,460)
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                    $    (137,263)
---------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      $    (137,263)
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                          $    (163,723)
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $     508,109
---------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                             YEAR ENDED           PERIOD ENDED
IN NET ASSETS                                   DECEMBER 31, 2003    DECEMBER 31, 2002(1)
-----------------------------------------------------------------------------------------
From operations --
   Net investment income                        $         671,832    $             24,185
   Net realized loss                                      (26,460)                   (250)
   Net change in unrealized
      appreciation (depreciation)                        (137,263)                     39
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $         508,109    $             23,974
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $     244,906,169    $         63,031,410
   Withdrawals                                       (198,315,283)            (38,097,239)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                         $      46,590,886    $         24,934,171
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      $      47,098,995    $         24,958,145
-----------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                            $      25,058,155    $            100,010
-----------------------------------------------------------------------------------------
AT END OF YEAR                                  $      72,157,150    $         25,058,155
-----------------------------------------------------------------------------------------

(1) For the period from the start of business, September 30, 2002, to December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------
                                                                          2003        2002(1)
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
   Net expenses                                                              0.59%        0.50%(2)
   Net investment income                                                     0.92%        0.84%(2)
Portfolio Turnover                                                             43%           0%
----------------------------------------------------------------------------------------------
TOTAL RETURN                                                                 0.74%        0.23%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                                $   72,157   $   25,058
----------------------------------------------------------------------------------------------
+  The operating expenses of the Portolio reflect an allocation of expenses to the Investment Adviser. Had such action not
   been taken the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                               1.07%(2)
   Net investment income                                                                  0.27%(2)
----------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 30, 2002, to December 31, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002 and remained inactive until September 30, 2002 except for matters related to its organization and sale of initial interests of $100,010. The Portfolio seeks total return by investing in a broad range of fixed income securities, including mortgage-backed securities U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Low Duration Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interest holders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided however, that to the extent assets are available in the Portfolio, the Portfolio may under certain circumstances indemnify interest holders from and against any claim or liability to which such holder may become subject by reason of being or having been an interest holder in this Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, $303 in credit balances were used to reduce the Portfolio's custodian fee.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. For the year ended December 31, 2003, the fee was equivalent to 0.50% of the Portfolio's average net assets for such period and amounted to $363,794. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations and including paydowns on mortgage backed securities, aggregated $14,879,555 and $5,077,772, respectively.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $  72,021,784
   -------------------------------------------------------
   Gross unrealized appreciation             $          --
   Gross unrealized depreciation                  (137,224)
   -------------------------------------------------------
   NET UNREALIZED DEPRECIATION               $    (137,224)
   -------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2003, there were no outstanding obligations under these financial instruments.

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS
OF INVESTMENT PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets, and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE LOW DURATION FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Cash Management Portfolio (CMP), Government Obligations Portfolio (GOP), Investment Portfolio (IP) and Investment Grade Income Portfolio (IGIP), are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                           POSITION(S)          TERM OF                                      NUMBER OF PORTFOLIOS
                            WITH THE          OFFICE AND                                        IN FUND COMPLEX          OTHER
     NAME AND               TRUST AND          LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY        DIRECTORSHIPS
   DATE OF BIRTH         THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS          TRUSTEE(1)            HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
Jessica M. Bibliowicz       Trustee      Trustee of the Trust,   Chairman, President and             193              Director of
11/28/59                                   CMP and GOP since     Chief Executive Officer of                            National
                                          1998; of IGIP since    National Financial Partners                           Financial
                                         2000; of IP since 2002  (financial services                                   Partners
                                                                 company) (since April 1999).
                                                                 President and Chief
                                                                 Operating Officer of John
                                                                 A. Levin & Co. (registered
                                                                 investment adviser)
                                                                 (July 1997 to April 1999)
                                                                 and a Director of Baker,
                                                                 Fentress & Company, which
                                                                 owns John A. Levin & Co.
                                                                 (July 1997 to April 1999).
                                                                 Ms. Bibliowicz is an
                                                                 interested person because
                                                                 of her affiliation with a
                                                                 brokerage firm.

James B. Hawkes             Trustee       Trustee of the Trust   Chairman, President and             195            Director of EVC
11/9/41                                    since 1991; of GOP    Chief Executive Officer of
                                           since 1992; of CMP    BMR, EVC, EVM and EV;
                                           since 1993; of IGIP   Director of EV; Vice
                                           since 2000; of IP     President and Director of
                                               since 2002        EVD. Trustee and/or officer
                                                                 of 195 registered
                                                                 investment companies in the
                                                                 Eaton Vance Fund Complex.
                                                                 Mr. Hawkes is an interested
                                                                 person because of his
                                                                 positions with BMR, EVM,
                                                                 EVC and EV, which are
                                                                 affiliates of the Fund and
                                                                 Portfolios.

                           POSITION(S)          TERM OF                                      NUMBER OF PORTFOLIOS
                            WITH THE          OFFICE AND                                        IN FUND COMPLEX          OTHER
      NAME AND              TRUST AND          LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY        DIRECTORSHIPS
   DATE OF BIRTH         THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS          TRUSTEE(1)            HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III        Trustee       Trustee of the Trust   Jacob H. Schiff Professor           195              Director of
2/23/35                                    since 1986; of CMP    of Investment Banking                               Tiffany & Co.
                                           and GOP since 1993;   Emeritus, Harvard                                    (specialty
                                           of IGIP since 2000;   University Graduate School                            retailer)
                                            of IP since 2002     of Business Administration.                          and Telect,
                                                                                                                      Inc. (tele-
                                                                                                                     communication
                                                                                                                        services
                                                                                                                        company)

William H. Park             Trustee           Since 2003         President and Chief                 192                 None
9/19/47                                                          Executive Officer, Prizm
                                                                 Capital Management, LLC
                                                                 (investment management
                                                                 firm) (since 2002).
                                                                 Executive Vice President
                                                                 and Chief Financial
                                                                 Officer, United Asset
                                                                 Management Corporation (a
                                                                 holding company owning
                                                                 institutional investment
                                                                 management firms)
                                                                 (1982-2001).

                           POSITION(S)          TERM OF                                       NUMBER OF PORTFOLIOS
                            WITH THE          OFFICE AND                                         IN FUND COMPLEX         OTHER
     NAME AND               TRUST AND          LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS
   DATE OF BIRTH         THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS           TRUSTEE(1)           HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Ronald A. Pearlman          Trustee            Since 2003        Professor of Law,                   192                 None
7/10/40                                                          Georgetown University Law
                                                                 Center (since 1999). Tax
                                                                 Partner, Covington &
                                                                 Burling, Washington, DC
                                                                 (1991-2000).

Norton H. Reamer            Trustee       Trustee of the Trust   President and Chief                 195                 None
9/21/35                                  since 1986; of CMP and  Executive Officer of Asset
                                           GOP since 1993; of    Management Finance Corp. (a
                                         IGIP since 2000; of IP  specialty finance company
                                              since 2002         serving the investment
                                                                 management industry) (since
                                                                 October 2003). President,
                                                                 Unicorn Corporation (an
                                                                 investment and financial
                                                                 advisory services company)
                                                                 (since September 2000).
                                                                 Formerly, Chairman,
                                                                 Hellman, Jordan Management
                                                                 Co., Inc. (an investment
                                                                 management company)
                                                                 (2000-2003). Formerly,
                                                                 Advisory Director of
                                                                 Berkshire Capital
                                                                 Corporation (investment
                                                                 banking firm) (2002-2003).
                                                                 Formerly, Chairman of the
                                                                 Board, United Asset
                                                                 Management Corporation (a
                                                                 holding company owning
                                                                 institutional investment
                                                                 management firms) and
                                                                 Chairman, President and
                                                                 Director, UAM Funds (mutual
                                                                 funds) (1980-2000).

Lynn A. Stout               Trustee       Trustee of the Trust,  Professor of Law,                   195                 None
9/14/57                                    CMP and GOP since     University of California at
                                          1998; of IGIP since    Los Angeles School of Law
                                         2000; of IP since 2002  (since July 2001). Formerly,
                                                                 Professor of Law,
                                                                 Georgetown University Law
                                                                 Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                  POSITION(S)          TERM OF
                                   WITH THE           OFFICE AND
      NAME AND                    TRUST AND            LENGTH OF                 PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                 PORTFOLIOS            SERVICE                  DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.          President of the Trust   Since 2002    Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                                                             Chief Investment Officer of EVM and BMR and
                                                                    Director of EVC. Chief Executive Officer of Belair
                                                                    Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                    Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                    and Belrose Capital Fund LLC (private investment
                                                                    companies sponsored by EVM). Officer of 54
                                                                    registered investment companies managed by EVM or
                                                                    BMR.

William H. Ahern, Jr.          Vice President of      Since 1995    Vice President of EVM and BMR. Officer of 35
7/28/59                           the Trust                         registered investment companies managed by EVM or
                                                                    BMR.

Thomas J. Fetter               Vice President of      Since 1997    Vice President of EVM and BMR. Trustee and
8/20/43                           the Trust                         President of The Massachusetts Health & Education
                                                                    Tax-Exempt Trust. Officer of 127 registered
                                                                    investment companies managed by EVM or BMR.

Christine Johnston            Vice Presideent of IP   Since 2003    Vice President of EVM and BMR. Officer of 1
11/9/72                                                             registered investment company managed by EVM or
                                                                    BMR.

Elizabeth S. Kenyon            President of CMP      Since 2002(2)  Vice President of EVM and BMR. Officer of 2
9/8/59                            and IGIP                          registered investment companies managed by EVM or
                                                                    BMR.

Thomas H. Luster             Vice President of CMP    Since 2002    Vice President of EVM and BMR. Officer of 14
4/8/62                             and IGIP                         registered investment companies managed by EVM or
                                                                    BMR.

Michael R. Mach                Vice President of      Since 1999    Vice President of EVM and BMR since December 1999.
7/15/47                           the Trust                         Previously, Managing Director and Senior Analyst
                                                                    for Robertson Stephens (1998-1999). Officer of 26
                                                                    registered investment companies managed by EVM or
                                                                    BMR.

                                  POSITION(S)          TERM OF
                                   WITH THE           OFFICE AND
      NAME AND                    TRUST AND            LENGTH OF                 PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                 PORTFOLIOS            SERVICE                  DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Robert B. MacIntosh            Vice President of       Since 1998   Vice President of EVM and BMR. Officer of 127
1/22/57                            the Trust                        registered investment companies managed by EVM or
                                                                    BMR.

Duncan W. Richardson             Vice President        Since 2001   Senior Vice President and Chief Equity Investment
10/26/57                           the Trust                        Officer of EVM and BMR. Officer of 42 registered
                                                                    investment companies managed by EVM or BMR.

Walter A. Row, III             Vice President of       Since 2001   Director of Equity Research and a Vice President
7/20/57                            the Trust                        of EVM and BMR. Officer of 22 registered investment
                                                                    companies managed by EVM or BMR.

Judith A. Saryan               Vice President of       Since 2003   Vice President of EVM and BMR. Previously,
8/21/54                            the Trust                        Portfolio Manager and Equity Analyst for State
                                                                    Street Global Advisors (1980-1999). Officer of 25
                                                                    registered investment companies managed by EVM or
                                                                    BMR.

Susan Schiff                  Vice President of the  Vice President Vice President of EVM and BMR. Officer of 26
3/13/61                         Trust, GOP and IP       of the      registered investment companies managed by EVM or
                                                     Trust and IP   BMR.
                                                      since 2002;
                                                     of GOP since
                                                         1993

Mark Venezia                    President of GOP     Since 2002(2)  Vice President of EVM and BMR. Officer of 3
5/23/49                              and IP                         registered investment companies managed by EVM or
                                                                    BMR.

Alan R. Dynner                     Secretary         Secretary of   Vice President, Secretary and Chief Legal Officer
10/10/40                                              the Trust,    of BMR, EVM, EVD, EV and EVC. Officer of 195
                                                      CMP and GOP   registered investment companies managed by EVM or
                                                      since 1997;   BMR.
                                                     of IGIP since
                                                      2000; of IP
                                                      since 2002

Kristin S. Anagnost             Treasurer of CMP     Since 2002(2)  Assistant Vice President of EVM and BMR. Officer
6/12/65                                                             of 109 registered investment companies managed by
                                                                    EVM or BMR.

William J. Austin, Jr.          Treasurer of IGIP    Since 2002(2)  Vice President of EVM and BMR. Officer of 58
12/27/51                                                            registered investment companies managed by EVM or
                                                                    BMR.

Barbara E. Campbell             Treasurer of GOP     Since 2002(2)  Vice President of EVM and BMR. Officer of 195
6/19/57                              and IP                         registered investment companies managed by EVM or
                                                                    BMR.

James L. O'Connor               Treasurer of the      Since 1989    Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                Trust                         registered investment companies managed by EVM or
                                                                    BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Kenyon served as Vice President of CMP and IGIP since 2001, Mr. Venezia served as Vice President of GOP since 1993, Ms. Anagnost served as Assistant Treasurer of CMP since 1998, Mr. Austin served as Assistant Treasurer of IGIP since 2000 and Ms. Campbell served as Assistant Treasurer of GOP since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Capital (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                2003                          2002
--------------------------------------------------------------------------
Audit Fees                         $  10,700                      $  7,500

Audit-Related Fees(1)                      0                             0

Tax Fees(2)                            4,900                         4,000

All Other Fees(3)                          0                             0
                                   ---------------------------------------

Total                              $  15,600                      $ 11,500
                                   =======================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters
(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $4,000 and $4,900, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $0 and $0, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTMENT PORTFOLIO


By:    /s/ Mark Venezia
       ----------------
       Mark Venezia
       President


Date:  February 11, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
       -----------------------
       Barbara E. Campbell
       Treasurer


Date:  February 11, 2004
       -----------------


By:    /s/ Mark Venezia
       ----------------
       Mark Venezia
       President


Date:  February 11, 2004
       -----------------